RIGHT-OF-USE ASSETS (Details Narrative)					12 Months Ended
	Jul. 01, 2025 USD ($)	Jul. 01, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate								3.50%
Payment for rent					$ 58,237	$ 109,627	$ 107,399
Weighted average remaining lease term					2 years 3 months	0 years
Amortization					$ 12,221	$ 100,690
Xiamen Xinbaihui Digital Technology Co LTD [Member] | January 1, 2025 to December 31, 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for rent			$ 696	¥ 5,000.00
Xiamen Zhongda Information Technology Co. Ltd [Member] | July 1, 2025 to June 30, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for rent	$ 835	¥ 6,000
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment					13,728	120,066	113,981
Interest expense					$ 1,135	$ 3,951	$ 9,303